Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 7	$ 88
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	3	62	$ 29
Dividend income recognized on equity securities	1	1	4
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 2	$ 0